Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C 000176264 [Member]
Shareholder Report [Line Items]
Fund Name	Taylor Frigon Core Growth Fund
Class Name	Taylor Frigon Core Growth Fund
Trading Symbol	TFCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Taylor Frigon Core Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.taylorfrigonfunds.com/prospectus. You can also request this information by contacting us at 1-888-897-4821.
Additional Information Phone Number	1-888-897-4821
Additional Information Website	https://www.taylorfrigonfunds.com/prospectus
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Taylor Frigon Core Growth Fund	$70	1.45%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.45%
Net Assets	$ 29,027,668
Holdings Count | shares	49
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$29,027,668
Number of Portfolio Holdings	49
Portfolio Turnover Rate (%)	19%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.